CONCENTRATION AND RISK (Details 1) - Customer Concentration Risk [Member] - Accounts Receivable [Member]		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			33.00%
Customer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			17.00%
Customer C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			14.00%
Customer D [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			11.00%
Customer G [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]	21.00%	99.00%
Customer H [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]	79.00%

[1]	Less than 10%.